Income Taxes - Tax provision (benefit) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Current
Federal	$ 793,057,000
Income tax provision	$ 793,057,000	$ (119,129)	$ 232,380	$ (170,979)	$ 668,514	$ 797,313